CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of profit or loss and other comprehensive income [abstract]
Product net sales		$ 4,151,316	$ 2,185,883		$ 1,190,783
Other operating income	[1]	96,734	66,156		77,811
Total operating income		4,248,050	2,252,039		1,268,594
Cost of sales		(450,665)	(227,289)		(117,835)
Research and development expenses		(1,364,132)	(983,423)		(859,492)
Selling, general and administrative expenses		(1,367,057)	(1,055,337)		(711,905)
Loss from investment in a joint venture		(12,390)	(7,644)		(4,411)
Total operating expenses		(3,194,244)	(2,273,693)		(1,693,643)
Operating profit/(loss)		1,053,806	(21,654)	[2]	(425,049)	[2]
Financial income		163,091	157,509		107,386
Financial expense		(4,082)	(2,464)		(906)
Exchange gains/(losses)		65,792	(48,211)		14,073
Profit/(Loss) for the year before taxes		1,278,607	85,180		(304,496)
Income tax benefit		13,428	747,860		9,443
Profit/(Loss) for the year		1,292,035	833,040		(295,053)
Profit/(Loss) for the year attributable to:
Owners of the parent		$ 1,292,035	$ 833,040		$ (295,053)
Weighted average number of shares used for basic profit/(loss) per share (in shares)		61,295,149	59,855,585		57,169,253
Basic profit/(loss) per share (in USD per share)		$ 21.08	$ 13.92		$ (5.16)
Weighted average number of shares used for diluted profit/(loss) per share (in shares)		66,029,215	65,177,815		57,169,253
Diluted profit/(loss) per share (in USD per share)		$ 19.57	$ 12.78		$ (5.16)

[1]	1)Comparative figures have been aligned with the presentation adopted in the current period, reflecting the combination of collaboration revenue and other operating income.
[2]	1)Comparative figures have been aligned to the presentation adopted in the current year.